Current Liabilities - Warrants Financial Liability (Details) - Schedule of Current Liabilities - Warrants Financial Liability - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Current Liabilities - Warrants Financial Liability [Abstract]
Warrants at fair value	$ 1,555,632	$ 1,075,808	[1]

[1]	Restated throughout for presentation in US Dollars. See note 1 for further details.